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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 1999
                                               ------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Partners, LP
           --------------------------------------------------------------
Address:   320 Park Ave.
           --------------------------------------------------------------
           New York, NY  10022
           --------------------------------------------------------------

Form 13F File Number: 28-7724
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian D. Young as General Partner for Eos Partners, LP
         --------------------------------------------------------------
Title:   General Partner
         --------------------------------------------------------------
Phone:   212-832-5800
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian D. Young                  New York, NY                    10/13/99
---------------------               -------------                   --------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                            ---------------------
Form 13F Information Table Entry Total:               63
                                            ---------------------
Form 13F Information Table Value Total:     $      119,462
                                            ---------------------
                                                 (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE



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                                    FORM 13F


Page 1 of 1                  Name of Reporting Manager: Eos Partners, L.P.

-----------------------------------------------------------------------------------
           Item 1:                  Item 2:     Item 3:        Item 4:     Item 5:
        Name of Issuer          Title of Class  CUSIP        Fair Market  Shares or
                                                Number          Value     Principal
                                                                           Amount
-----------------------------------------------------------------------------------

Accrue Software                    Common      00437W102      5,184,338     230,415
AT&T Corp.                         Common      001957109      1,087,500      25,000
AT&T Corp Liberty Media            Common      001957208      4,850,625     130,000
Advanced Fibre Communication       Common      00754A105      2,225,000     100,000
Amazon.Com                         Common      023135106      3,197,500      40,000
Amerisource Health Corp.           Common      03071P102      2,368,750     100,000
Anacomp, Inc.                      Common      032371106      3,254,225     197,600
BJ's Wholesale Club                Common      05548J106      3,843,125     130,000
Barrett Resources                  Common      068480201        738,750      20,000
Bell Atlantic Corp                 Common      077853109      3,365,625      50,000
Berkshire Hathaway Inc.            Common      084670207      1,206,400         650
Boston Scientific Corp..           Common      101137107        247,500      10,000
China.Com                          Common      G2108N109        195,000       3,000
CDNow, Inc.                        Common      125086108        124,375      10,000
CTC Communications Corp            Common      126418102      1,201,581      73,100
Canadian Nat Res Ltd               Common      136385101        585,574      25,000
Cannondale Corp.                   Common      137798104        157,500      17,500
Cardinal Health Inc.               Common      14149Y108      3,815,000      70,000
Ciena Corp                         Common      171779101        912,500      25,000
Cisco Systems, Inc.                Common      17275R102      1,371,250      20,000
Comstock Resources Inc             Common      205768203        197,587      47,900
Dell Computer                      Common      247025109      3,763,125      90,000
Edge Petroleum Corp                Common      279862106        191,250      30,000
Exide Corp                         Common      302051107        525,937      55,000
Fd Hmn Ln Mtg. Corp                Common      313400301        780,000      15,000
Fannie Mae                         Common      313586109      1,880,625      30,000
Foremost Corp of America           Common      345469100      2,064,000      86,000
GAP Inc                            Common      364760108        320,000      10,000
Health Management Assoc            Common      421933102        465,000      60,000
Integrated Device Tech             Common      458118106      3,700,000     200,000
Intel Corp                         Common      458140100      5,945,000      80,000
Kansas City Southern Ind           Common      485170104      1,860,000      40,000
Kasper ASL LTD                     Common      485808109      1,131,325     306,800
Kellogg Company                    Common      487836108        935,937      25,000
Laboratory Corp of America Holding Common      50540R102      1,114,575     405,300
Loews Cineplex Entertainment       Common      540423100      2,468,812     313,500
Lucent Technologies Inc            Common      549463107      1,297,500      20,000
Maxim Integrated Products          Common      57772K101      3,154,687      50,000
Mediaone Group Inc                 Common      58440J104      2,042,543      29,900
Metromedia Fiber Network           Common      591689104        245,000      10,000
Nortel Networks Corp               Common      656569100      1,530,000      30,000
Peapod, Inc.                       Common      704718105        150,937      15,000
The Pepsi Bottling Group, Inc.     Common      713409100        341,250      20,000
Phycor Inc.                        Common      71940F100        157,500      36,000
Plains Resources Inc               Common      726540503      4,495,563     251,500
Playtex Products, Inc              Common      72813P100      3,507,550     237,800
Poco Petroleum Ltd.                Common      730361102      1,322,648     150,000
Precision Drilling Corp            Common      74022D100      1,739,062      75,000
Quest Diagnostics Inc              Common      74834L100      4,586,400     176,400
R&B Falcon Corp.                   Common      74912E101      1,640,625     125,000
Qwest Communications In't          Common      749121109        591,250      20,000
Reader's Digest Assoc. Class A     Common      755267101      1,608,750      55,000
Reader's Digest Assoc. Class B     Common      755267200        395,625      15,000
Renaissance Energy Ltd             Common      759666100        571,956      40,000
Tenet Healthcare Corp.             Common      88033G100      2,200,581     125,300
Too Inc                            Common      890333107        358,750      20,000
Transworld Entertainment Corp      Common      89336Q100        417,418      32,900
Unilab Corporation                 Common      904763109     10,677,712   1,877,400
U S West Inc.                      Common      91273H101      1,997,187      35,000
Varco Int'l Inc.                   Common      922126107        609,375      50,000
Wal Mart Stores                    Common      931142103      1,902,500      40,000
Waste Management Inc.              Common      94106L109        385,000      20,000
Xilinx Inc.                        Common      983919101      4,259,531      65,000
                                                          --------------
                                                            119,462,190

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Table continued.....

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                                    FORM 13F
                                                                                     --------------------------------
                                                                                            (SEC USE ONLY)
Page 1 of 1                  Name of  Reporting Manager: Eos Partners, L.P.

---------------------------------------------------------------------------------------------------------------------
           Item 1:                          Item 6:                   Item 7:                     Item 8:
        Name of Issuer                Investment Discretion          Managers            Voting Authority (Shares)
                               ---------------------------------    See Instr. V     --------------------------------
                                           (b) Shared-
                                (a) Sole   As Defined (c) Shared                      (a) Sole   (b) Shared  (c) None
                                           in Instr. V   Other
---------------------------------------------------------------------------------------------------------------------
Accrue Software                    230,415                              1               230,415
AT&T Corp.                          25,000                              1                25,000
AT&T Corp Liberty Media            130,000                              1               130,000
Advanced Fibre Communication       100,000                              1               100,000
Amazon.Com                          40,000                              1                40,000
Amerisource Health Corp.           100,000                              1               100,000
Anacomp, Inc.                      197,600                              1               197,600
BJ's Wholesale Club                130,000                              1               130,000
Barrett Resources                   20,000                              1                20,000
Bell Atlantic Corp                  50,000                              1                50,000
Berkshire Hathaway Inc.                650                              1                   650
Boston Scientific Corp..            10,000                              1                10,000
China.Com                            3,000                              1                 3,000
CDNow, Inc.                         10,000                              1                10,000
CTC Communications Corp             73,100                              1                73,100
Canadian Nat Res Ltd                25,000                              1                25,000
Cannondale Corp.                    17,500                              1                17,500
Cardinal Health Inc.                70,000                              1                70,000
Ciena Corp                          25,000                              1                25,000
Cisco Systems, Inc.                 20,000                              1                20,000
Comstock Resources Inc              47,900                              1                47,900
Dell Computer                       90,000                              1                90,000
Edge Petroleum Corp                 30,000                              1                30,000
Exide Corp                          55,000                              1                55,000
Fd Hmn Ln Mtg. Corp                 15,000                              1                15,000
Fannie Mae                          30,000                              1                30,000
Foremost Corp of America            86,000                              1                86,000
GAP Inc                             10,000                              1                10,000
Health Management Assoc             60,000                              1                60,000
Integrated Device Tech             200,000                              1               200,000
Intel Corp                          80,000                              1                80,000
Kansas City Southern Ind            40,000                              1                40,000
Kasper ASL LTD                     306,800                              1               306,800
Kellogg Company                     25,000                              1                25,000
Laboratory Corp of America Hold    405,300                              1               405,300
Loews Cineplex Entertainment       313,500                              1               313,500
Lucent Technologies Inc             20,000                              1                20,000
Maxim Integrated Products           50,000                              1                50,000
Mediaone Group Inc                  29,900                              1                29,900
Metromedia Fiber Network            10,000                              1                10,000
Nortel Networks Corp                30,000                              1                30,000
Peapod, Inc.                        15,000                              1                15,000
The Pepsi Bottling Group, Inc.      20,000                              1                20,000
Phycor Inc.                         36,000                              1                36,000
Plains Resources Inc               251,500                              1               251,500
Playtex Products, Inc              237,800                              1               237,800
Poco Petroleum Ltd.                150,000                              1               150,000
Precision Drilling Corp             75,000                              1                75,000
Quest Diagnostics Inc              176,400                              1               176,400
R&B Falcon Corp.                   125,000                              1               125,000
Qwest Communications In't           20,000                              1                20,000
Reader's Digest Assoc. Class A      55,000                              1                55,000
Reader's Digest Assoc. Class B      15,000                              1                15,000
Renaissance Energy Ltd              40,000                              1                40,000
Tenet Healthcare Corp.             125,300                              1               125,300
Too Inc                             20,000                              1                20,000
Transworld Entertainment Corp       32,900                              1                32,900
Unilab Corporation               1,877,400                              1             1,877,400
U S West Inc.                       35,000                              1                35,000
Varco Int'l Inc.                    50,000                              1                50,000
Wal Mart Stores                     40,000                              1                40,000
Waste Management Inc.               20,000                              1                20,000
Xilinx Inc.                         65,000                              1                65,000

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